Shareholders' Equity and Equity incentive Plan (Details 3) - 2021 Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	$ 39,345	$ 39,158	$ 44,960
Cost of revenue
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	1,044	929	639
Research and development
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	17,325	17,291	26,266
Sales and marketing
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	6,386	5,836	4,259
General and administrative
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	$ 14,590	$ 15,102	$ 13,796